Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 3,889	$ 5,617	$ 1,427
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,267	1,393	1,385
Asset impairment charges	69	624	582
Amortization of debt-related costs	14	35	21
Share-based compensation	70	66	55
Inventory valuation charges	0	0	16
Equity investments -
Equity income	(5)	(461)	(256)
Distributions of earnings, net of tax	349	315	159
Deferred income tax provision (benefit)	369	(198)	331
Changes in assets and liabilities that provided (used) cash:
Accounts receivable	1,005	(1,519)	(246)
Inventories	(91)	(742)	340
Accounts payable	(464)	1,301	217
Other, net	(353)	1,264	(627)
Net cash provided by operating activities	6,119	7,695	3,404
Cash flows from investing activities:
Expenditures for property, plant and equipment	(1,890)	(1,959)	(1,947)
Purchases of available-for-sale debt securities	0	0	(270)
Proceeds from sales and maturities of available-for-sale debt securities	0	346	114
Purchases of equity securities	0	0	(608)
Proceeds from equity securities	8	335	313
Acquisition of equity method investment	(4)	(106)	(2,440)
Proceeds from settlement of net investment hedges	614	358	0
Payments for settlement of net investment hedges	(501)	(355)	0
Other, net	(204)	(121)	(68)
Net cash used in investing activities	(1,977)	(1,502)	(4,906)
Cash flows from financing activities:
Repurchases of Company ordinary shares	(420)	(463)	(4)
Dividends paid - common stock	(3,246)	(1,486)	(1,405)
Purchase of non-controlling interest	0	0	(30)
Issuance of long-term debt	0	0	6,378
Payments of debt issuance costs	0	(3)	(63)
Repayments of long-term debt	0	(3,925)	(2,880)
Debt extinguishment costs	0	(150)	(77)
Issuance of short-term debt	0	0	521
Repayments of short-term debt	0	0	(506)
Net (repayments of) proceeds from commercial paper	(4)	(296)	239
Net collateral received from (paid for) interest rate derivatives	238	0	(238)
Proceeds from settlement of cash flow hedges	0	855	346
Payments for settlement of cash flow hedges	0	(904)	0
Proceeds from settlement of foreign currency contracts	0	0	887
Payments for settlement of foreign currency contracts	0	0	(882)
Other, net	25	(13)	(15)
Net cash (used in) provided by financing activities	(3,407)	(6,385)	2,271
Effect of exchange rate changes on cash	(56)	(96)	108
(Decrease) increase in cash and cash equivalents and restricted cash	679	(288)	877
Cash and cash equivalents and restricted cash at beginning of period	1,477	1,765	888
Cash and cash equivalents and restricted cash at end of period	2,156	1,477	1,765
Supplemental Cash Flow Information [Abstract]
Interest paid, net of capitalized interest	297	414	498
Net income taxes paid	$ 746	$ 310	$ 176